DEBT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Principal	$ 2,289,329	$ 2,681,200
Principal At Issuance		2,475,400
Discount	$ 1,059,556	823,059
Discount At Issuance		$ 1,842,378
Notes Payable [Member]
Origination date	May 29, 2020	May 29, 2020
Maturity date	Mar. 31, 2050	Mar. 31, 2050
Interest Rate	4.00%	4.00%
Principal	$ 20,400	$ 20,400
Principal amount	20,400	20,400
Debt Discount	0	0
Discount	$ 0	$ 0
Notes Payable One [Member]
Origination date	Jul. 29, 2022	Jan. 11, 2022
Maturity date	Jan. 29, 2024	Jan. 11, 2023
Interest Rate	10.00%	10.00%
Principal	$ 50,000	$ 1,350,000
Principal amount	50,000	1,485,000
Debt Discount	29,664	934,128
Discount	$ 1,648	$ 38,922
Notes Payable Two [Member]
Origination date	Aug. 11, 2022	Jul. 29, 2022
Maturity date	Feb. 11, 2024	Jan. 29, 2024
Interest Rate	10.00%	10.00%
Principal	$ 150,000	$ 50,000
Principal amount	150,000	50,000
Debt Discount	88,247	29,664
Discount	$ 7,876	$ 21,424
Notes Payable Three [Member]
Origination date	Aug. 15, 2022	Aug. 11, 2022
Maturity date	Feb. 15, 2024	Feb. 11, 2024
Interest Rate	10.00%	10.00%
Principal	$ 50,000	$ 150,000
Principal amount	50,000	150,000
Debt Discount	29,513	88,247
Discount	$ 2,630	$ 66,185
Notes Payable Four [Member]
Origination date	Aug. 31, 2022	Aug. 15, 2022
Maturity date	Feb. 28, 2024	Feb. 15, 2024
Interest Rate	10.00%	10.00%
Principal	$ 80,000	$ 50,000
Principal amount	80,000	50,000
Debt Discount	45,827	29,513
Discount	$ 5,091	$ 22,133
Notes Payable Five [Member]
Origination date	Sep. 01, 2022	Aug. 31, 2022
Maturity date	Mar. 01, 2024	Feb. 28, 2024
Interest Rate	10.00%	10.00%
Principal	$ 50,000	$ 80,000
Principal amount	50,000	80,000
Debt Discount	29,922	45,827
Discount	$ 3,661	$ 35,643
Notes Payable Six [Member]
Origination date	Sep. 07, 2022	Sep. 01, 2022
Maturity date	Mar. 07, 2024	Mar. 01, 2024
Interest Rate	10.00%	10.00%
Principal	$ 50,000	$ 50,000
Principal amount	50,000	50,000
Debt Discount	29,922	29,922
Discount	$ 3,658	$ 23,274
Notes Payable Seven [Member]
Origination date	Sep. 12, 2022	Sep. 07, 2022
Maturity date	Mar. 12, 2024	Mar. 07, 2024
Interest Rate	10.00%	10.00%
Principal	$ 50,000	$ 50,000
Principal amount	50,000	50,000
Debt Discount	30,316	29,922
Discount	$ 4,382	$ 23,274
Notes Payable Eight [Member]
Origination date	Sep. 29, 2022	Sep. 12, 2022
Maturity date	Mar. 29, 2024	Mar. 12, 2024
Interest Rate	10.00%	10.00%
Principal	$ 100,000	$ 50,000
Principal amount	100,000	50,000
Debt Discount	59,839	30,316
Discount	$ 9,974	$ 24,422
Notes Payable Nine [Member]
Origination date	Nov. 09, 2022	Sep. 29, 2022
Maturity date	May 09, 2024	Mar. 29, 2024
Interest Rate	10.00%	10.00%
Principal	$ 25,000	$ 100,000
Principal amount	25,000	100,000
Debt Discount	25,000	59,839
Discount	$ 6,372	$ 49,866
Notes Payable Ten [Member]
Origination date	Nov. 15, 2022	Nov. 07, 2022
Maturity date	May 15, 2024	Nov. 07, 2023
Interest Rate	10.00%	7.00%
Principal	$ 100,000	$ 200,000
Principal amount	100,000	235,400
Debt Discount	100,000	220,000
Discount	$ 25,486	$ 192,499
Notes Payable Eleven [Member]
Origination date	Dec. 08, 2023	Nov. 09, 2022
Maturity date	Jul. 08, 2024	May 09, 2024
Interest Rate	14.00%	10.00%
Principal	$ 1,563,929	$ 25,000
Principal amount	1,563,929	25,000
Debt Discount	1,563,929	25,000
Discount	$ 988,778	$ 22,917
Notes Payable Twelve [Member]
Origination date		Nov. 15, 2022
Maturity date		May 15, 2024
Interest Rate		10.00%
Principal		$ 100,000
Principal amount		100,000
Debt Discount		100,000
Discount		$ 91,667
Notes Payable Thirteen [Member]
Origination date		Dec. 21, 2022
Maturity date		Dec. 21, 2023
Interest Rate		7.00%
Principal		$ 200,000
Principal amount		235,400
Debt Discount		220,000
Discount		$ 210,833